Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related-Party and Party-in-Interest Transactions
Best Buy Co., Inc. stock fund – Activity related to the common stock of Best Buy was as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Number of common shares purchased	129,860	48,800
Cost of common shares purchased	$9,464,571	$4,392,981
Number of common shares sold	101,326	140,759
Market value of common shares sold	$7,592,420	$12,143,173
Cost of common shares sold	$5,070,450	$6,635,455

Notes receivable from participants – Notes receivable from participants are secured by the vested balances in the participants’ accounts.